Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 5,480,826	$ 2,797,288	$ 2,805,839
Top client
Disaggregation of Revenue [Line Items]
Revenue	441,173	337,904	350,287
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	1,291,946	754,906	704,963
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	752,325	350,865	347,832
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	1,077,073	501,643	529,713
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 1,918,309	$ 851,970	$ 873,044